Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2023
Investments In Associates And Joint Ventures
Investments in associates and joint ventures

Note 11 - Investments in associates and joint ventures

a) Non-material individual investments of ITAÚ UNIBANCO HOLDING

	12/31/2023	01/01 to 12/31/2023
	Investment	Equity in earnings	Other comprehensive income	Total Income
Associates	8,415	993	21	1,014
Joint ventures	878	(73)	-	(73)
Total	9,293	920	21	941

	12/31/2022	01/01 to 12/31/2022			01/01 to 12/31/2021
	Investment	Equity in earnings	Other comprehensive income	Total Income	Equity in earnings
Associates	7,187	736	(15)	721	1,238
Joint ventures	256	(64)	-	(64)	(74)
Total	7,443	672	(15)	657	1,164

At 12/31/2023, the balances of Associates include interest in total capital and voting capital of the following companies: Pravaler S.A. (50.92% total capital and 41.67% voting capital; 51.94% total capital and 41.97% voting capital at 12/31/2022); Porto Seguro ltaú Unibanco Participações S.A. (42.93% total and voting capital; 42.93% at 12/31/2022); BSF Holding S.A. (49% total and voting capital; 49% at 12/31/2022); Gestora de Inteligência de Crédito S.A (15.71% total capital and 16% voting capital; 15.71% total capital and 16% voting capital at 12/31/2022); Compañia Uruguaya de Medios de Procesamiento S.A. (31.42% total and voting capital; 31.42% at 12/31/2022); Rias Redbanc S.A. (25% total and voting capital; 25% at 12/31/2022); Kinea Private Equity Investimentos S.A. (80% total capital and 49% voting capital; 80% total capital and 49% voting capital at 12/31/2022); Tecnologia Bancária S.A. (28.05% total capital and 28.95% voting capital; 28.05% total capital and 28.95% voting capital at 12/31/2022); CIP S.A. (22.89% total and voting capital; 23.33% at 12/31/2022); Prex Holding LLC (30% total and voting capital; 30% at 12/31/2022); Banfur lnternational S.A. (30% total and voting capital; 30% at 12/31/2022); Biomas – Serviços Ambientais, Restauração e Carbono S.A. (16.67% total and voting capital), Rede Agro Fidelidade e Intermediação S.A. (12.82% total and voting capital) and Avenue Holding Cayman (35% total and voting capital).

At 12/31/2023, the balances of Joint ventures include interest in total and voting capital of the following companies: Olímpia Promoção e Serviços S.A. (50% total and voting capital; 50% at 12/31/2022); ConectCar Soluções de Mobilidade Eletrônica S.A. (50% total and voting capital; 50% at 12/31/2022); TOTVS Techfin S.A. (50% total and voting capital) and includes result not arising from subsidiaries' net income.